UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tinicum Inc
Address:   800 Third Avenue
           40th Floor
           New York, New York 10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Terence M. O'Toole
Title:    Executive Vice President
Phone:    (212) 446-9300

Signature, Place, and Date of Signing:


/s/ Terence M. O'Toole
---------------------------   New York, New York     February 14, 2013

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 16

Form 13F Information Table Value Total: $341,727 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                        FORM 13F INFORMATION TABLE

                                                           VALUE     SHARES/  SH  PUT/ INVEST   OTHER         VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT  PRN CALL DISCR   MANAGERS   SOLE      SHARED     NONE
----------------------------   --------------   --------- --------   -------  --- ---- ------ --------- ---------- --------- -------
ACCURIDE CORP NEW              COM NEW          00439T206   8,375   2,609,076  SH       SOLE             2,609,076
BREEZE EASTERN CORP            COM              106764103  27,253   3,303,373  SH       SOLE             3,303,373
CYMER INC                      COM              232572107 192,182   2,125,203  SH       SOLE             2,125,203
FORUM ENERGY TECHNOLOGIES IN   COM              34984V100  66,000   2,666,666  SH       SOLE             2,666,666
GSI GROUP INC CDA NEW          COM NEW          36191C205   1,017     117,471  SH       SOLE               117,471
KEMET CORP                     COM NEW          488360207     126      25,000  SH       SOLE                25,000
LAWSON PRODS INC               COM              520776105     185      18,700  SH       SOLE                18,700
MATERIAL SCIENCES CORP         COM              576674105     668      73,968  SH       SOLE                73,968
NEWPORT CORP                   COM              651824104     135      10,000  SH       SOLE                10,000
NUTRI SYS INC NEW              COM              67069D108  10,908   1,335,000  SH       SOLE             1,335,000
PGT INC                        COM              69336V101     587     130,400  SH       SOLE               130,400
SIMPSON MANUFACTURING CO INC   COM              829073105  10,594     323,100  SH       SOLE               323,100
TWIN DISC INC                  COM              901476101     174      10,000  SH       SOLE                10,000
UNIVERSAL STAINLESS & ALLOY    COM              913837100     368      10,000  SH       SOLE                10,000
VEECO INSTRS INC DEL           COM              922417100  15,984     542,000  SH       SOLE               542,000
VISHAY PRECISION GROUP INC     COM              92835K103   7,171     542,419  SH       SOLE               542,419